Goodwill (Tables)	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Goodwill
The following table summarizes the changes in the carrying amount of goodwill by segment for the six months ended October 2, 2015:

	Defense and Intelligence	Civil	Total
Balance as of April 3, 2015	$491,397	$311,185	$802,582
Welkin Divestiture	(10,717)	—	(10,717)
Tenacity Solutions Acquisition Working Capital Adjustment	(86)	—	(86)
Balance as of October 2, 2015	$480,594	$311,185	$791,779

The following tables summarize the changes in the carrying amount of goodwill, by segment, as of April 3, 2015 and March 28, 2014.

	Defense and Intelligence	Civil	Total
Balance as of March 29, 2013	$512,098	$281,767	$793,865
Divestitures	(71,615)	—	(71,615)
Additions	20,229	15,600	35,829
Balance as of March 28, 2014	$460,712	$297,367	$758,079
Additions	30,685	13,818	44,503
Balance as of April 3, 2015	$491,397	$311,185	$802,582